Expense Example - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Tax-Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Select Class	May 30, 2024 USD ($)
Expense Example:
1 year	$ 24
3 years	81
5 years	146
10 years	$ 338